FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	$ 164,187	$ 149,348
Other financial assets	51,606	31,394
Total financial assets, measured at fair value	215,793	180,742
Other financial liabilities	(5,827)
Total financial liabilities, measured at fair value	(5,827)
Fair value disclosure	0
Fixed Income Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Alternative Investment	739,136	829,999
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	164,187	149,348
Other financial assets	51,606	29,289
Total financial assets, measured at fair value	215,793	178,637
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Other financial assets		2,105
Total financial assets, measured at fair value		$ 2,105
Other financial liabilities	(5,827)
Total financial liabilities, measured at fair value	$ (5,827)